UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21226

Investment Company Act File Number

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Bond Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 145.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.5%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$832,902
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	740	873,207

		$1,706,109

Education — 6.9%
Kent State University, 5.00%, 5/1/30	$365	$466,068
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	305	344,992
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	611,365
Ohio State University, 5.00%, 12/1/30	455	625,934
Wright State University, 5.00%, 5/1/31	500	578,385

		$2,626,744

Electric Utilities — 1.6%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$590,000

		$590,000

Escrowed/Prerefunded — 7.9%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$900	$1,011,168
Franklin County, Prerefunded to 12/1/17, 5.00%, 12/1/27	500	531,525
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	250	265,543
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	1,040	1,187,919

		$2,996,155

General Obligations — 6.7%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$321,025
Canton Local School District, (School Facilities Construction and Improvement), 5.00%, 11/1/43	1,000	1,161,320
Lakewood City School District, 5.00%, 11/1/39	400	481,896
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	584,250

		$2,548,491

Hospital — 17.2%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$1,000,096
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	502,951
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	304,187
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	260	284,664
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	501,875
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	567,965
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	856,079
Montgomery County, (Kettering Health Network Obligated Group), 4.00%, 8/1/47	500	543,645
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	576,155
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	521,884
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	669,706
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	194,269

		$6,523,476

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 10.1%
Kent State University, (AGC), 5.00%, 5/1/26	$80	$88,349
Kent State University, (AGC), 5.00%, 5/1/29	30	33,131
Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	2,000	2,033,380
Ohio University, (AGM), 5.00%, 12/1/33	500	536,330
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,126,930

		$3,818,120

Insured-Electric Utilities — 17.9%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$40	$42,708
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	2,052,133
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	483,430
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,903,500
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	317,349

		$6,799,120

Insured-Escrowed/Prerefunded — 21.5%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$660	$709,916
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	920	1,030,667
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	330	369,696
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,111,010
Olentangy Local School District, (AGC), Prerefunded to 6/1/18, 5.00%, 12/1/36	1,400	1,517,754
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	90	97,570
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	552,896
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	162,586
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/26	500	520,075
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/32	1,000	1,040,150
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	360	383,969
University of Akron, Series B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	640	682,214

		$8,178,503

Insured-General Obligations — 14.0%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$509,725
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	698,095
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,935,504
Wapakoneta City School District, (AGM), Prerefunded to 6/1/18, 4.75%, 12/1/35	2,000	2,158,680

		$5,302,004

Insured-Hospital — 4.9%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)	$1,760	$1,876,512

		$1,876,512

Insured-Special Tax Revenue — 10.9%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$1,063,703
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	3,048,364
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	45,580

		$4,157,647

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 4.1%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$556,853
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	500	519,550
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	476,282

		$1,552,685

Insured-Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$555,892

		$555,892

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$419,017

		$419,017

Senior Living/Life Care — 4.0%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$607,918
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	417,255
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	221,318
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	267,960

		$1,514,451

Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$600,760

		$600,760

Transportation — 3.3%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$130,538
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,135,400

		$1,265,938

Water and Sewer — 5.5%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)(2)	$1,000	$1,107,510
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	603,380
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	364,545

		$2,075,435

Total Tax-Exempt Investments — 145.2% (identified cost $47,126,577)		$55,107,059

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.9)%		$(2,250,273)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (38.9)%		$(14,750,000)

Other Assets, Less Liabilities — (0.4)%		$(142,500)

Net Assets Applicable to Common Shares — 100.0%		$37,964,286

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 58.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 19.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $307,510.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at June 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,730,970

Gross unrealized appreciation	$8,269,291
Gross unrealized depreciation	(13,202)

Net unrealized appreciation	$8,256,089

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$55,107,059	$—	$55,107,059
Total Investments	$—	$55,107,059	$—	$55,107,059

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016